Investments Accounted for by the Equity Method (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2020	2019	2020	2019
AltaGas Canada Inc. (ACI) (a)	Canada	—	$—	$164	$3	$17
AltaGas Idemitsu Joint Venture LP (b)	Canada	—	—	431	(25)	63
Constitution Pipeline, LLC (Constitution) (c)	United States	—	—	—	(7)	—
Eaton Rapids Gas Storage System	United States	50	26	27	2	1
Meade Pipeline Co. LLC (d)	United States	—	—	—	—	(4)
Mountain Valley Pipeline, LLC (Mountain Valley) (e)	United States	10	718	672	62	43
Sarnia Airport Storage Pool LP	Canada	50	18	18	1	1
Petrogas Preferred Shares (f)	Canada	n/a	—	150	13	13
Petrogas Terminals Penn LLC (g)	United States	37	1	—	—	—
Stonewall Gas Gathering Systems LLC (d)	United States	—	—	—	—	7
Strathcona Storage LP (g)	Canada	30	124	—	—	—
			$887	$1,462	$49	$141
(a)    ACI was acquired by the Public Sector Pension Investment Board and the Alberta Teachers' Retirement Fund Board on March 31, 2020 (Note 4).
(b)    Upon acquisition of Petrogas on December 15, 2020 (Note 3), AltaGas no longer has an equity investment in AIJVLP.
(c)    The equity method is considered appropriate because Constitution is a Limited Liability Company (LLC) with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies. In February 2020, the partners of Constitution elected not to proceed with the pipeline project and Constitution was dissolved. The loss recorded in 2020 relates to a provision recorded against the equity investment (see below for further discussion).
(d)    Disposed of in 2019.
(e)    The equity method is considered appropriate because Mountain Valley is an LLC with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies.
(f)    Petrogas' preferred shares ceased to be an investment accounted for by the equity method after AltaGas acquired a controlling interest in Petrogas on December 15, 2020 (Note 3).
(g)    Acquired on December 15, 2020 as part of the Petrogas Acquisition (Note 3).

Schedule of Combined Financial Information of Equity Method Investments
Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows:

Year Ended December 31 (a)	2020	2019
Revenues	$828	$1,109
Expenses	(181)	(355)
	$647	$754

As at December 31 (a)	2020	2019
Current assets	$351	$411
Property, plant and equipment	$7,598	$8,034
Intangible assets	$—	$22
Long-term investments and other assets	$5	$1,459
Current liabilities	$(281)	$(394)
Other long-term liabilities	$(2)	$(992)
(a)    For equity investments that were disposed of in the periods presented, revenues and expenses reflect the period prior to disposition and balance sheet amounts are $nil. For equity investments that were acquired in the year (Note 3), revenues and expenses reflect the period subsequent to acquisition and balance sheet amounts are included as at December 31, 2020.